LEASES (Schedule of Right-of-use assets) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Balance at end of year	1,650,000
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Balance at end of year	1,650
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Balance at end of year	1,417
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Balance at end of year	233
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year	1,878
Additions during year	172
Deletions during year	(65)
Balance at end of year	1,985
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year	1,552
Additions during year
Deletions during year
Balance at end of year	1,552
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year	326
Additions during year	172
Deletions during year	(65)
Balance at end of year	433
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Additions during year	375
Deletions during year	(40)
Balance at end of year	335
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Additions during year	135
Deletions during year
Balance at end of year	135
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning year
Additions during year	240
Deletions during year	(40)
Balance at end of year	$ 200